Loans Payable	12 Months Ended
Dec. 31, 2011
Loan Payable [Abstract]
Loan Payable Disclosure [Text Block]

NOTE 11 – LOANS PAYABLE

At December 31, 2011 and 2010, loans payable consisted of the following:

	December 31, 2011	December 31, 2010
Loan payable to Jilin Gongzhuling Rural Cooperative Bank, due on October 27, 2012 with annual interest at the banks base interest rate plus 80% (7.47% at December 31, 2010) secured by assets of the Company	$-	$1,512,447
Loan payable under a group loan agreement to Jilin Gongzhuling Rural Cooperative Bank and three other rural credit cooperative unions, due in July 2012 with annual interest at the banks base interest rate plus 50% (9.84% at December 31, 2011) secured by assets of the Company.	4,713,498	-
Loan payable to China Construction Bank Siping Branch, due in April 2012 with annual interest at the banks base interest rate plus 30% (8.53% at December 31, 2011)	12,569,328	-
	$17,282,826	$1,512,447

The Company has a group loan agreement (the “Group Loan”) with the availability to borrow up to RMB 73 million (approximately $11.5 million) through November 2012 with Jilin Gongzhuling Rural Cooperative Bank, Baishan City Hungjiang District Rural Credit Cooperative Union, Baicheng City Taobei District Rural Credit Cooperative Union and Jiaohe City Rural Credit Cooperative Union (the “Participant Bank ”). Under the Group Loan, Participant Banks agree to jointly provide up to RMB 73 million loan amount to the Company for working capital purposes. At December 31, 2011, the Company has drawn RMB 30 million under the Group Loan.

The Company also has a credit line facility (the “Construction Loan”) with the availability to borrow up to RMB 80 million (approximately $12.5 million) through April 2012 with China Construction Bank Siping Branch (the “Creditor”) for corn purchase purposes. The loan is secured by all assets of the Company and Mr. Yushan Wei’s shares in Hengchang Agricultural. Mr. Yushan Wei and his wife and Mr. Yufeng Wei and his wife also individually and jointly guarantee the loan. The Creditor has the right to monitor and supervise the Company’s inventory purchases, sales and shipping activities. The Company is required to provide monthly physical inventory count reports to the Creditor. The Company is also required to maintain a standard inventory level under the Creditor’s supervision and a bank account with the Creditor. Collections from selling the Company’s inventory acquired through the use of the Construction Loan are required to be deposited into the Company’s bank account at the Creditor’s branch; the Company is not restricted to use the cash after it is deposited into the bank account. At December 31, 2011, the Company has drawn the maximum amount available under the Construction Loan. The loan was repaid in full in February 2012.